Revenue	6 Months Ended
Sep. 30, 2022
Revenue
Revenue

18.Revenue

Disaggregated revenue by type consisted of the following:

	For the six months ended September 30,
	2022	2021
Online VIP membership revenue	$5,284,761	$9,390,420
Online SVIP membership revenue	1,395,327	2,348,454
Technology services revenue	614,612	112,918
Total	$7,294,700	$11,851,792